Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Unaudited Interim Financial Information
The accompanying consolidated balance sheet as of April 2, 2022, and the consolidated statements of operations and comprehensive income, changes in stockholders’ equity and cash flows for the three months ended April 2, 2022 and March 27, 2021, are unaudited.
These financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. However, they do not include all of the financial information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the Company’s management, the unaudited consolidated financial statements include all adjustments necessary for the fair presentation of the Company’s balance sheet as of April 2, 2022, and its results of operations, including its comprehensive income and stockholders’ equity for the three months ended April 2, 2022 and March 27, 2021. The results for the three months ended April 2, 2022 are not necessarily indicative of the results to be expected for any subsequent quarter or for the fiscal year ending December 31, 2022.
Basis of Presentation
The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with U.S. GAAP and pursuant to the applicable rules and regulations of the Securities and Exchange Commission (“SEC”).
The Business Combination, completed as of June 7, 2021, was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, JIH is treated as the acquired company and
Midco is treated as the acquirer for financial statement reporting purposes (the “Combined Company”). Midco has been determined to be the accounting acquirer based on an evaluation of the following facts and circumstances:

•
Midco equityholders have the majority ownership and voting rights in the Combined Company. The relative voting rights is equivalent to equity ownership (each share of common stock is one vote). JIH shareholders (IPO investors, founders, PIPE investors) hold 49.2% voting interest compared to Midco’s 50.8% voting interest.

•
The board of directors of the Combined Company is composed of nine directors, with Midco equity holders having the ability to elect or appoint a majority of the board of directors in the Combined Company.

•	Midco’s senior management are the senior management of the Combined Company.

•	The Combined Company has assumed the Janus name.
Accordingly, for accounting purposes, the financial statements of the Combined Company represent a continuation of the financial statements of Midco with the acquisition being treated as the equivalent of Midco issuing stock for the net assets of JIH, accompanied by a recapitalization. The net assets of JIH were stated at historical cost, with no goodwill or other intangible assets recorded. Midco is deemed to be the predecessor of the Company, and the consolidated assets and liabilities and results of operations prior to the Closing Date, for the three months ended March 27, 2021 are those of Midco. The shares and corresponding capital amounts and net income per share available to common stockholders, prior to the Business Combination, have been retroactively restated to reflect the exchange ratio established in the Business Combination Agreement.
One-time
direct and incremental transaction costs incurred by the Company were recorded based on the activities to which the costs relate and the structure of the transaction. The costs relating to the issuance of equity is recorded as a reduction of the amount of equity raised, presented in additional paid-in
capital, while all costs related to the warrants and contingent consideration were estimated and charged to expense.
Principles of Consolidation
The consolidated financial statements include the accounts of the Group and its wholly owned subsidiaries. The Company’s joint venture is accounted for under the equity method of accounting. All significant intercompany accounts and transactions have been eliminated in consolidation.
Reorganization
As of June 7, 2021, Midco transferred its wholly owned direct subsidiary Janus International Group, LLC to the Group, thereby transferring the business for which historical financial information is included in these results of operations, to be indirectly held by Midco.
Use of Estimates in the Consolidated Financial Statements
The preparation of consolidated financial statements in conformity with U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Significant items subject to such estimates and assumptions include, but are not limited to, income taxes and the effective tax rates, the fair value of assets and liabilities related to acquisitions, the recognition and valuation of unit-based compensation arrangements, the useful lives of property and equipment, revenue recognition, allowances for uncollectible receivable balances, fair values and impairment of intangible assets and goodwill and assumptions used in the recognition of contract assets.

Coronavirus Outbreak
The
COVID-19
outbreak may continue to have a negative impact on our operations, supply chain, transportation networks and customers. In addition, the ability of our employees and our suppliers’ and customers’ employees to work may be significantly impacted by individuals contracting or being exposed to
COVID-19,
which may significantly hamper our production throughout the supply chain and constrict sales channels. The extent of these factors are uncertain and cannot be predicted. Our consolidated financial statements reflect estimates and assumptions made by management as of April 2, 2022. Events and changes in circumstances arising after April 2, 2022, including those resulting from the impacts of the
COVID-19
pandemic, will be reflected in management’s estimates for future periods.
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The Company qualifies as an “Emerging Growth Company” and has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the JOBS Act. This election allows the Company to adopt the new or revised standard at the same time periods as private companies.
Shipping and Handling (Revenue & Cost of Sales)
The Company records all amounts billed to customers in sales transactions related to shipping and handling as revenue earned for the goods provided. Shipping and handling costs are included in cost of sales. Shipping and handling costs were approximately $9,934 and $7,104 for the three months ended April 2, 2022 and March 27, 2021, respectively.
Inventories
Inventories are measured using the
first-in,
first-out
(FIFO) method. Labor and overhead costs associated with inventory produced by the Company are capitalized. Inventories are stated at the lower of cost or net realizable value as of April 2, 2022 and January 1, 2022. The Company has recorded a reserve for inventory obsolescence as of April 2, 2022 and January 1, 2022, of approximately $1,308 and $1,295, respectively.
Property and Equipment
Property and equipment acquired in business combinations are recorded at fair value as of the acquisition date and are subsequently stated less accumulated depreciation. Property and equipment otherwise acquired are stated at cost less accumulated depreciation. Depreciation is charged to expense on the straight-line basis over the estimated useful life of each asset. Leasehold improvements are amortized over the shorter of the lease term or their respective useful lives. Maintenance and repairs are charged to expense as incurred.
The estimated useful lives for each major depreciable classification of property and equipment are as follows

Manufacturing machinery and equipment	3-7 years
Office furniture and equipment	3- 7 years
Vehicles	3-10 years
Leasehold improvements	3- 20 years
Allowance for Credit Losses
On January 2, 2022, the Company adopted Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326) (“CECL”), which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. Refer to
Recently Adopted Accounting Pronouncements
section of this note for more information on the impact to the Consolidated Financial Statements.
The Company gathered information about its current bad debt reserve and write-off
practices and loss methodology,
in-scope
assets, historical credit losses, proposed pooling approach and expected changes to business practices under CECL. Accounts receivables are stated at estimated net realizable value from the sale of products and services to established customers. The Company determined that pooling accounts receivable by business units was the most appropriate because of the similarity of risk characteristics within each line such as customers and services offered. Historical losses and customer-specific reserve information that are used to calculate the historical loss rates are available for each business unit.
During the pooling process, the Company identified two distinct customer types: commercial and self-storage. As these customer types have different risk characteristics, the Company concludes to pool the financial assets at this level within each business unit.
Commercial customers typically are customers contracting with the Company on short-term projects with smaller credit limits and overall, smaller project sizes. Due to the short-term nature and smaller scale of these types of projects, the Company expects minimal write-offs of its receivables at the Commercial pool.
Self-storage projects typically involve general contractors and make up the largest portion of the Company’s accounts receivable balance. These projects are usually longer-term construction projects and billed over the course of construction. Credit limits are larger for these projects given the overall project size and duration. Due to the longer-term nature and larger scale of these types of projects, the Company expects a potential for more write-offs of its receivable balances within the Self-Storage pool.
The Company reviewed methods provided by the guidance and determined the loss-rate method to be used in the CECL analysis for trade receivables and contract assets. This loss-rate method was selected as there is reliable historical information available by business unit, and this historical information was determined to be representative of the Company’s current customers, products, services, and billing practices.
The summary of activity in the allowance for credit losses for the three months ended April 2, 2022 and March 27, 2021 are as follows:

	Three Months Ended April 2, 2022
	Beginning Balance	ASC 326 Impact	Write-offs	Provision (Reversal)	Ending Balance
Allowance for credit losses	5,449	366	(1,017)	975	5,773

	Three Months Ended March 27, 2021
	Beginning Balance	Recoveries	Write-offs	Provision (Reversal)	Ending Balance
Allowance for credit losses	4,485	—	—	(597)	3,888
(1) On January 2, 2022, the Company adopted the provisions of ASU
2016-13,
Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326), which introduced a new model known as CECL.
Other Current Assets
Other current assets as of April 2, 2022 and January 1, 2022 of $2,922 and $4,057, respectively, consists primarily of other receivables and net VAT taxes.

Fair Value Measurement
The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Company use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:

•	Level 1, observable inputs such as quoted prices in active markets;

•	Level 2, inputs other than the quoted prices in active markets that are observable either directly or indirectly; and

•	Level 3, unobservable inputs in which there is little or no market data, which requires that the Company develop its own assumptions.
The fair value of the Company’s debt approximates its carrying amount as of April 2, 2022 and January 1, 2022 due to its variable interest rate that is tied to the current London Interbank Offered Rate (“LIBOR”) rate plus an applicable margin and consistency in our credit rating. To estimate the fair value of the Company’s long term debt, the Company utilized fair value based risk measurements that are indirectly observable, such as credit risk that falls within Level 2 of the Fair Value hierarchy.
Recently Adopted Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-13,
Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326), which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. ASU
2016-13,
as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates for fiscal years beginning after December 15, 2022 and for interim periods within those fiscal years. The Company adopted this standard effective January 2, 2022 using the modified retrospective method and recognized a cumulative-effect adjustment increasing accumulated deficit and increasing the allowance for credit losses by $366.

	January 2, 2022
	Pre-ASC 326 Adoption	Impact of ASC 326 Adoption	As Reported Under ASC 326

Accounts Receivable, net	107,372	(366)	107,006
Cost in Excess of Billings	23,121	—	23,121
Accumulated Deficit	(8,578)	(366)	(8,944)
In January 2017, the FASB issued ASU
2017-04,
Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This update removes Step 2 of the goodwill impairment test under current guidance, which requires a hypothetical purchase price allocation. The new guidance requires an impairment charge to be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. Upon adoption, the guidance is to be applied prospectively. ASU
2017-04
is effective for Emerging Growth Companies in fiscal years beginning after December 15, 2021, with early adoption permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company has adopted this standard effective January 2, 2022. The standard had no impact on the consolidated financial statements.
In June 2020, the FASB issued ASU
2020-05,
Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842) which deferred the effective date for ASC 842, Leases, for one year. The leasing standard will be effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company adopted the leasing standard effective January 2, 2022 and has elected to adopt the new standard at the adoption date using the modified retrospective method and recognized a cumulative-effect adjustment to accumulated deficit in the amount of $557. Under this approach, we will continue to report comparative period financial information under ASC 840. We have elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allows us to carry forward the historical lease classification. We also made an accounting policy election to exclude leases with an initial term of 12 months or less from the consolidated balance sheet. We will recognize those lease payments in the consolidated statements of operations on a straight-line basis over the lease term. As part of this adoption, we have implemented internal controls and key system functionality to enable the preparation of financial information.
The adoption of the standard resulted in recording
right-of-use
assets of $42,835 and lease liabilities of $44,776 as of January 2, 2022. The right-of-use
assets are lower than the lease liabilities as existing deferred rent and lease incentive liabilities were recorded against the right-of-use
assets at adoption in accordance with the standard. The standard had no impact on our debt-covenant compliance under our current agreements.
In May 2021, the FASB issued ASU
2021-04,
Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. ASU
2021-04
addresses issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options. ASU
2021-04
is effective for fiscal years beginning after December 15, 2021 and interim periods within those fiscal years, with early adoption permitted. The Company has adopted this standard effective January 2, 2022. The standard had no impact on the consolidated financial statements.
Recently Issued Accounting Pronouncements
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This standard provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. The ASU is effective and may be applied beginning March 12, 2020, and will apply through December 31, 2022. In January 2021, the FASB issued ASU
No. 2021-01,
Reference Rate Reform (Topic 848) (“ASU
2021-01”).
The amendments in ASU
2021-01
provide optional expedients and exceptions for applying U.S. GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the LIBOR or another reference rate expected to be discontinued because of the reference rate reform. The provisions must be applied at a Topic, Subtopic, or Industry Subtopic level for all transactions other than derivatives, which may be applied at a hedging relationship level. The Company is currently evaluating the impact this adoption will have on Janus’s consolidated financial statements
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain convertible instruments, amends guidance on derivative scope exceptions for contracts in an entity’s own equity, and modifies the guidance on diluted earnings per share (EPS) calculations as a result of these changes. The amendments in this Update are effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Board specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The Company does not expect a significant impact of the standard on the consolidated financial statements.

Although there are several other new accounting pronouncements issued or proposed by the FASB, which have been adopted or will be adopted as applicable, management does not believe any of these accounting pronouncements has had or will have a material impact on the Group’s consolidated financial position or results of operations.

2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with U.S. GAAP and pursuant to the applicable rules and regulations of the Securities and Exchange Commission (“SEC”).
The Business Combination, completed as of June 7, 2021, was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, JIH is treated as the acquired company and Midco is treated as the acquirer for financial statement reporting purposes (the “Combined Company”). Midco has been determined to be the accounting acquirer based on an evaluation of the following facts and circumstances:

•
Janus Midco equityholders have the majority ownership and voting rights in the Combined Company. The relative voting rights is equivalent to equity ownership (each share of common stock is one vote). JIH shareholders (IPO investors, founders, PIPE investors) hold 49.2% voting interest compared to Janus Midco’s 50.8% voting interest.

•
The board of directors of the Combined Company is composed of nine directors, with Janus Midco equity holders having the ability to elect or appoint a majority of the board of directors in the Combined Company.

•	Janus Midco’s senior management are the senior management of the Combined Company.

•	The Combined Company has assumed the Janus name.
Accordingly, for accounting purposes, the financial statements of the Combined Company represent a continuation of the financial statements of Midco with the acquisition being treated as the equivalent of Midco issuing stock for the net assets of JIH, accompanied by a recapitalization. The net assets of JIH were stated at historical cost, with no goodwill or other intangible assets recorded. Midco is deemed to be the predecessor of the Company, and the consolidated assets and liabilities and results of operations prior to the Closing Date, for the year ended December 26, 2020 are those of Midco. The shares and corresponding capital amounts and net income per share available to common stockholders, prior to the Business Combination, have been retroactively restated to reflect the exchange ratio established in the Business Combination Agreement.
One-time
direct and incremental transaction costs incurred by the Company were recorded based on the activities to which the costs relate and the structure of the transaction. The costs relating to the issuance of equity is recorded as a reduction of the amount of equity raised, presented in additional paid in capital, while all costs related to the warrants and contingent consideration were estimated and charged to expense.
Principles of Consolidation
The consolidated financial statements include the accounts of the Group and its wholly owned subsidiaries. The Company’s joint venture is accounted for under the equity method of accounting. All significant intercompany accounts and transactions have been eliminated in consolidation.
Reorganization
As of June 7, 2021, Midco transferred its wholly owned direct subsidiary Janus International Group, LLC to the Group, thereby transferring the business for which historical financial information is included in these results of operations, to be indirectly held by Midco.
Reclassification
The Group reclassified certain prior year amounts within changes in operating assets and liabilities in the Consolidated Statement of Cash Flows to conform to the current year presentation.
Use of Estimates in the Consolidated Financial Statements
The preparation of consolidated financial statements in conformity with U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Significant items subject to such estimates and assumptions include, but are not limited to, income taxes and the effective tax rates, reserves for inventory obsolescence, the fair value of contingent consideration and earnout, the fair value of assets and liabilities related to acquisitions, the derivative warrant liability, the recognition and valuation of unit-based compensation arrangements, the useful lives of property and equipment, revenue recognition, allowances for uncollectible receivable balances, fair values and impairment of intangible assets and goodwill and assumptions used in the recognition of contract assets.
Coronavirus Outbreak
The
COVID-19
outbreak will continue to have a negative impact on our operations, supply chain, transportation networks and customers. The impact on our business and the results of operations included temporary closure of our operating locations, or those of our customers or suppliers, among others. In addition, the ability of our employees and our suppliers’ and customers’ employees to work may be significantly impacted by individuals contracting or being exposed to
COVID-19,
which may significantly hamper our production throughout the supply chain and constrict sales channels. The extent of these factors are uncertain and cannot be predicted. Our consolidated financial statements reflect estimates and assumptions made by management as of January 1, 2022. Events and changes in circumstances arising after January 1, 2022, including those resulting from the impacts of
COVID-19
pandemic, will be reflected in management’s estimates for future periods.
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The Company qualifies as an “Emerging Growth Company” and has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the JOBS Act. This election allows the Company to adopt the new or revised standard at the same time periods as private companies.
Shipping and Handling (Revenue & Cost of Sales)
The Company records all amounts billed to customers in sales transactions related to shipping and handling as revenue earned for the goods provided. Shipping and handling costs are included in cost of sales. Shipping and handling costs were approximately $35,241
,
$24,061
and $26,285 for the years ended January 1, 2022, December 26, 2020 and December 28, 2019, respectively.

Cash and Cash Equivalents
The Company considers all liquid investments with original maturities of three months or less to be cash equivalents. At January 1, 2022 and December 26, 2020, cash equivalents consisted primarily of money market accounts.
At January 1, 2022 and December 26, 2020, the Company’s domestic cash accounts exceeded federally insured limits by approximately $10,226 and $28,102
,
respectively. At January 1, 2022 and December 26, 2020, cash balances of approximately $4,832 and $8,366, respectively, were held outside of the United States of America. At January 1, 2022 and December 26, 2020, the Company’s foreign accounts exceeded foreign insured limits by approximately $2,272 and $6,329, respectively.
Inventories
Inventories are measured using the
first-in,
first-out
(FIFO) method. Labor and overhead costs associated with inventory produced by the Company are capitalized. Inventories are stated at the lower of cost or net realizable value as of January 1, 2022 and December 26, 2020
,
The Company has recorded a reserve for inventory obsolescence as of January 1, 2022 and December 26, 2020 of approximately $1,295 and $1,964, respectively.
Property and Equipment
Property and equipment acquired in business combinations are recorded at fair value as of the acquisition date and are subsequently stated less accumulated depreciation. Property and equipment otherwise acquired are stated at cost less accumulated depreciation. Depreciation is charged to expense on the straight-line basis over the estimated useful life of each asset. Leasehold improvements are amortized over the shorter of the lease term or their respective useful lives. Maintenance and repairs are charged to expense as incurred.
The estimated useful lives for each major depreciable classification of property and equipment are as follows

Manufacturing machinery and equipment	3-7 years
Office furniture and equipment	3-7 years
Vehicles	3-10 years
Leasehold improvements	3-20 years
Other Current Assets
Other current assets as of January 1, 2022 consists primarily of other receivables and net VAT taxes of $3,906. As of December 26, 2020, other current assets consists primarily of other receivables, net VAT taxes and deferred transaction costs associated with the Business Combination with Juniper of $3,444.
Deferred Finance Fees
Deferred financing fees consist of loan costs, which are being amortized on the effective interest method over the life of the related debt. During the year ended January 1, 2022, the Company incurred approximately $4,321 in deferred finance fees in connection with the June, 2021 debt transaction. There were no additional deferred finance fees capitalized for the year ended December 26, 2020.
During the year ended December 28, 2019, the Company incurred approximately $5,516 in deferred finance fees in connection with the March 1, 2019 and August 9, 2019 debt transactions. Debt issuances are more fully described in Note 8 Line of Credit and Note 9 Long-Term Debt.
Fair Value Measurement
The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Company use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:

•	Level 1, observable inputs such as quoted prices in active markets;

•	Level 2, inputs other than the quoted prices in active markets that are observable either directly or indirectly; and

•	Level 3, unobservable inputs in which there is little or no market data, which requires that the Company develop its own assumptions.
The fair value of the Company’s debt approximates its carrying amount as of January 1, 2022 and December 26, 2020 due to its variable interest rate that is tied to the current London Interbank Offered Rate (“LIBOR”) rate plus an applicable margin and consistency in our credit rating. To estimate the fair value of the Company’s long term debt, the Company utilized fair value based risk measurements that are indirectly observable, such as credit risk that falls within Level 2 of the Fair Value hierarchy. For the year ended January 1, 2022, the public warrants were valued at market price. The fair value of the private warrants contains significant unobservable inputs including the expected term and volatility. Therefore, the private warrant liabilities were evaluated to be a Level 3 fair value measurement. The fair value of private warrants is estimated using a Binomial Lattice in a risk-neutral framework. Specifically, the future stock price of the Company is modeled assuming a Geometric Brownian Motion (GBM) in a risk-neutral framework. For each modeled future price, the warrant payoff is calculated based on the contractual terms, and then discounted at the term-matched risk-free rate. Finally, the fair value of the private warrants was calculated as the probability-weighted present value over all future modeled payoffs. The following assumptions were used for the valuation of the private warrants:

Warrant term (yrs.)	4.7
Volatility	30.4%
Risk-free rate	0.91%
Dividend yield	—%
The change in the fair value of warrant liabilities is as follows:

Balance assumed in the Business Combination at June 7, 2021	$37,149
Conversion of Private warrants to Public warrants	(11,091)
Redeemed/exercised warrants	(31,976)
Change in fair value of warrants	5,918

Balance at January 1, 2022	$—

Warrant Liability
The Company classifies Private Placement Warrants (defined and discussed in Note
13 -
Stockholders’ Equity) as liabilities. At the end of each reporting period, changes in fair value during the period are recognized as a component of other income (expense), net within the consolidated statements of operations and comprehensive income. The Company continued adjusting the warrant liability for changes in fair value until the earlier of a) the exercise or expiration of the warrants or b) the redemption of the warrants, at which time the warrants will be reclassified to additional paid-in
capital.
On October 13, 2021, Janus announced that it would redeem all of its outstanding Private and Public warrants to purchase shares of Janus’s common stock that were issued pursuant to the Warrant Agreement, dated as of June 7, 2021 by and between Janus and Continental Stock Transfer & Trust Company (the “Warrant Agent”) and the Warrant Agreement, dated as of July 15, 2021, by and between Janus and the Warrant Agent, for a redemption price of $0.10 per Warrant (the “Redemption Price”), that remain outstanding at 5:00 p.m. New York City time on November 1
2
, 2021 (the “Redemption Date”). Since all of the Private Placement Warrants were exercised or redeemed by January 1, 2022, the associated warrant liabilities were reclassified to additional paid-in
capital.
Recently Issued Accounting Pronouncements Not Yet Adopted
In June 2016, the Financial Accounting Standards Board “(FASB”) issued ASU
2016-13,
Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326), which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. ASU
2016-13,
as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates for fiscal years beginning after December 15, 2022 and for interim periods within those fiscal years. The Company is currently evaluating the impact of this standard to the consolidated financial statements.
In January 2017, the FASB issued ASU
2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This update removes Step 2 of the goodwill impairment test under current guidance, which requires a hypothetical purchase price allocation. The new guidance requires an impairment charge to be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. Upon adoption, the guidance is to be applied prospectively. ASU
2017-04
is effective for Emerging Growth Companies in fiscal years beginning after December 15, 2021. with early adoption permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of the adoption of .ASU
2017-04
on the consolidated financial statements and does not expect a significant impact of the standard on the consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This standard provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. The ASU is effective and may be apphed beginning March 12, 2020, and will apply through December 31, 2022. Janus is currently evaluating the impact this adoption will have on Janus’s consolidated financial statements. In January 2021, the FASB issued ASU
No. 2021-01,
Reference Rate Reform (Topic 848) (“ASU
2021-01”).
The amendments in ASU
2021-01
provide optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the LIBOR, or another reference rate expected to be discontinued because of the reference rate reform. The provisions must be applied at a Topic, Subtopic, or Industry Subtopic level for all transactions other than derivatives, which may be applied at a hedging relationship level.
In June 2020, the FASB issued ASU
2020-05,
Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842) which deferred the effective date for ASC 842, Leases, for one year. The leasing standard will be effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption would continue to be allowed. The Company is evaluating the impact the standard will have on the consolidated financial statements
:
 however, the standard is expected to have a material impact on the consolidated financial statements due to the recognition of additional assets and liabilities for operating leases. The Company expects the impact for Topic 842 to be additional right of use assets between 541.0 million and 543.0 million with a corresponding lease liability for similar amounts. The Company does not expect any material impact to our consolidate statements of operations and comprehensive income and cash flows.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies die accounting for certain convertible instruments, amends guidance on derivative scope exceptions for contracts in an entity’s own equity, and modifies the guidance on diluted earnings per share (EPS) calculations as a result of these changes. The amendments in this Update are effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years.
For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Board specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. Janus is currently evaluating the impact of this standard on Janus’s consolidated financial statements
.

In May 2021, the FASB issued ASU
2021-04,
Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718). and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. ASU
2021-04
addresses issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options. ASU
2021-04
is effective for fiscal years beginning after December 15, 2021 and interim periods within those fiscal years, with early adoption permitted. The Group does not expect adoption of the new
guidance to have a significant impact on the consolidated financial statements.